INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Reconciliation of income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax expense
Pre-tax income	$ 43,257	$ 4,750	$ 21,127
Non-taxable items - (Earnings) losses from associates	(395)	(749)	385
Non-taxable items - Costs valuation differences of foreign investments		(9,917)	(21,665)
Non-taxable items - Other	(471)	(2,266)	(1,632)
Restatement in current currency of Equity, goodwill and others	101,708	93,866	149,896
Subtotal	$ 144,099	$ 85,684	$ 148,111
Weighted statutory income tax rate	34.34%	24.59%	26.14%
Income tax expense at weighted statutory tax rate	$ (49,480)	$ (21,070)	$ (38,716)
Deferred tax liability restatement in current currency and others	58,971	31,244	40,781
Income tax inflation adjustment	(41,919)	(22,403)	(31,222)
Actions for recourse	7	18	107
Income tax on cash dividends of foreign companies	(896)	(243)	(66)
Income tax (expense) benefit	(33,317)	(12,454)	$ (29,116)
Effect of change in the income tax rate	(42,800)	$ (8,372)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2021	1,593
Non-current tax credit	$ 889